Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Private Placement [Abstract]
Private Placement [Text Block]
Note 6 – Private Placement

Senior Secured Convertible Notes

On May 16, 2013, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with accredited investors (the “Investors”), pursuant to which the Company sold an aggregate of $5,500,009 principal amount of senior secured convertible notes (the “Convertible Notes”). In connection with the sale of the Convertible Notes (the “Bridge Financing”), the Company entered into a registration rights agreement (the “Registration Rights Agreement”) and a security agreement (the “Security Agreement”) with the Investors. The closing of the Bridge Financing was completed on May 16, 2013. The Convertible Notes bore interest at 6% per annum and would have matured on August 16, 2014.

In connection with the funding of the IPO, on April 2, 2014, the principal and interest due under the Convertible Notes of $5,500,009 and $290,219, were converted into 1,833,336 and 96,792 shares, respectively, of common stock. The purchasers of the Convertible Notes are subject to lock-up requirements for periods that expire October 2, 2014. The security agreement terminated on April 2, 2014, upon the conversion of the Convertible Notes.

Accounting for the Senior Secured Convertible Notes

Pursuant to the terms of the Convertible Notes, the conversion price was subject to adjustment in the event of an IPO, other financing and upon certain other events. The embedded conversion feature was not clearly and closely related to the host instrument and was bifurcated from the host Convertible Notes as a derivative, principally because the instrument’s variable exercise price terms would not qualify as being indexed to the Company’s own common stock. Accordingly, through April 1, 2014, this conversion feature instrument was classified as a derivative liability.  Derivative liabilities are initially recorded at fair value and are then re-valued at each reporting date, with changes in fair value recognized in earnings during the reporting period.

The Company calculated the fair value of the embedded conversion feature of the Convertible Notes at April 2, 2014 at the conversion features’ fair value, with the observable assumptions as provided in the table below.

As of April 2, 2014
Stock price on valuation date	$13.88
Conversion price	$3.00
Fair value	$26,790,177

The amortization of debt discount related to the Convertible Notes was $0 and $206,370, respectively for the three months ended September 30, 2014 and 2013, and $964,851 and $262,506, respectively, for the nine months ended September 30, 2014 and 2013.  During the three months ended September 30, 2014 and 2013, the Company recorded an increase of $0 and $90,000, respectively, and during the nine months ended September 30, 2014 and 2013, the Company recorded an increase of $21,217,177 and $106,000, respectively, in the fair value of the derivative liability for the conversion feature of the Convertible Notes, which was recorded as a change in the fair value of derivative liabilities within the condensed statement of operations. On April 2, 2014, upon the consummation of the IPO, the Convertible Notes and Accrued Interest were converted to 1,833,336 and 96,792 shares, respectively, of the Company’s common stock. This conversion was accounted for as an extinguishment. Accordingly, on April 2, 2014, the Company recorded a gain of $2,084,368 upon the extinguishment of the Convertible Notes, accrued interest, and the related derivative liability. Thereupon, the 1,930,128 shares of common stock were issued and were recorded at their aggregate fair value of $26,790,177.

Placement Agent Agreement

On January 23, 2013, the Company entered into an agreement (the “Placement Agent Agreement”) with MDB Capital Group, Inc. (“MDB”), pursuant to which the Company appointed MDB to act as the Company’s placement agent in connection with the sale of the Company’s securities (“Offering or Offerings”). Specifically, MDB was the placement agent in connection with the sale of its Convertible Notes.

In connection with the sale of the Convertible Notes, the Company paid MDB a cash fee of $538,393 and sold to MDB for $1,000 in cash, a warrant issued on May 16, 2013 (the “Financing Warrant”) to purchase shares of the Company’s common stock. The Financing Warrant was fully vested upon issuance, has a term of five years and may not be exercised until six months after the consummation of a qualifying firm commitment underwritten initial public offering. Pursuant to the terms of the Financing Warrant, the aggregate exercise price is fixed at $550,000, with the per share exercise price being $3.60 based upon 120% of the conversion price of $3.00 of the Convertible Notes upon the consummation of the IPO. As of September 30, 2014, the Financing Warrant was exercisable into 152,778 shares of the Company’s common stock, assuming an exercise price of $3.60 per share (or 120% of the Convertible Notes conversion price of $3.00 per share).

As originally executed and through June 24, 2014, in the event of a non-liquid exit transaction, as defined in the Financing Warrant agreement, the holder of the Financing Warrant could have put the Financing Warrant back to the Company for a cash settlement at a fair value amount that would be determined by appraisal and agreed to by both parties (the “Financing Warrant Put”). On June 25, 2014, the Financing Warrant was modified to remove the Financing Warrant put feature.

MDB shall have certain registration rights with respect to the common stock issued upon exercise of the Financing Warrant, including a one-time demand registration right with respect to such common stock.

Consulting Agreement

On January 23, 2013, the Company entered into a consulting agreement with MDB (the “Consulting Agreement”), pursuant to which MDB agreed to provide financial, strategic and intellectual property advisory services. The Consulting Agreement had an initial term of 180 days, and was renewed automatically upon the expiration of its initial term, after which it will continue in effect until it is terminated by either party with 30 days written notice to the other party. On July 11, 2014, the Company provided notice to MDB of its termination of the Consulting Agreement.

As consideration for services provided under the Consulting Agreement prior to May 16, 2013, the Company sold to MDB for $1,500 in cash, a warrant (the “Consulting Warrant”) for the purchase of an aggregate of 278,228 shares of the Company’s common stock. The Consulting Warrant was fully vested upon issuance, has a term of five years, an exercise price of $0.04 per share and may not be exercised until six months after the consummation of the IPO. The Consulting Warrant may be exercised on a cashless basis. As originally executed and through June 24, 2014, in the event of a non-liquid exit transaction, as defined in the Consulting Warrant, the holder of the Consulting Warrant could have put the Consulting Warrant back to the Company for a cash settlement at a fair value amount that would be determined by appraisal and agreed to by both parties (the “Consulting Warrant Put”). On June 25, 2014, the Consulting Warrant was modified to remove the Consulting Warrant put feature.

MDB shall have certain registration rights with respect to the common stock issued upon exercise of the Consulting Warrant, including a one-time demand registration right with respect to such common stock.

Accounting for the Financing Warrant and the Consulting Warrant

The Company determined that due to their cash settlement features, as originally issued, both the Financing Warrant and the Consulting Warrant qualified as derivative instruments.  Accordingly upon issuance, these instruments were classified as derivative liabilities.  Derivative liabilities are initially recorded at fair value and are then re-valued at each reporting date, with changes in fair value recognized in earnings during the reporting period. Effective on June 25, 2014, upon the removal of the cash settlement put features within the Financing Warrant and the Consulting Warrant, (as discussed above), each of the Consulting Warrant and the Financing Warrant no longer qualified as derivative instruments. Accordingly, on June 25, 2014, after first recording a mark-to-market adjustment to fair value, the aggregate fair value of $5,752,000 for both warrants was credited to additional paid in capital.

The Company calculated the fair value of the Financing Warrant and the Consulting Warrant using a Monte Carlo simulation, with the observable assumptions as provided in the table below. The significant unobservable inputs used in the fair value measurement of the reporting entity’s Financing Warrant and the Consulting Warrant are expected stock prices, levels of trading and liquidity of the Company’s common stock. Significant increases in the expected stock prices and expected liquidity would result in a significantly higher fair value measurement. Significant increases in either the probability or severity of default of the host instrument would result in a significantly lower fair value measurement.

Provided below are the principal assumptions used in the measurement of the fair values of the Financing Warrant and the Consulting Warrant as of June 24, 2014 and December 31, 2013.

	As of June 24, 2014		As of December 31, 2013
	Financing Warrant	Consulting Warrant	Financing Warrant	Consulting Warrant
Stock price on valuation date	$14.69	$14.69	$1.68	$1.68
Exercise price	$3.60	$0.04	$2.49	$0.04
Term (years)	3.89	3.89	4.38	4.38
Expected volatility	60%	60%	60%	60%
Dividend yield	0%	0%	0%	0%
Weighted average risk-free interest rate	1.33%	1.33%	1.75%	1.75%
Number of warrants	152,778	278,228	220,905	278,228
Number of trials	20,000	20,000	20,000	20,000
Aggregate fair value	$1,733,000	$4,019,000	$175,000	$529,000

The initial fair value of the Financing Warrant was $186,500 and was accounted for as derivative issuance expense and along with the other derivative issuance expenses (see below), was expensed upon the issuance of the Convertible Notes. The initial fair value of the Consulting Warrant was $537,500, and was expensed immediately as a consulting fee and was recorded within general and administrative expenses in the condensed statement of operations for the year ended December 31, 2013. During the three months ended September 30, 2014 and 2013, the Company recorded an aggregate decrease of $0 and $1,000, respectively, and during the nine months ended September 30, 2014 and 2013, the Company recorded increases of $5,048,000 and $5,500, respectively, in the fair values of the derivative liability of the Financing Warrant and the Consulting Warrant, which was recorded as a change in the fair value of derivative liabilities within the condensed statement of operations.

Patent Assignment

On May 16, 2013, the Company entered into a patent assignment and Security Agreement with the Investors, in order to grant a continuing security interest in the patents included as collateral pledged in connection with the Convertible Notes. The security interest in the Company’s patents terminated on April 2, 2014, in connection with the conversion of the Convertible Notes.

Note 7 – Private Placement

Senior Secured Convertible Notes

On May 16, 2013, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with accredited investors (the “Investors”), pursuant to which the Company sold an aggregate of (i) $5,500,009 principal amount of senior secured convertible notes (the “Convertible Notes”). In connection with the sale of the Convertible Notes (the “Bridge Financing”), the Company entered into a registration rights agreement (the “Registration Rights Agreement”) and a security agreement (the “Security Agreement”) with the Investors. The closing of the Bridge Financing was completed on May 16, 2013. The Convertible Notes bear interest at 6% per annum and mature on August 16, 2014.

The principal and interest of the Convertible Notes are convertible into the Company’s common stock at a conversion price between $2.07 and $4.14 per share depending on the facts and circumstances at the time of the conversion (see below). Upon issuance, the Convertible Notes bear simple interest at 6% per annum, and upon the occurrence of any specified event of default, the Convertible Notes would bear interest at 12% per annum. The Convertible Notes may be prepaid or converted into Common Stock with consent of the holder or the holders of a majority of the principal then outstanding under all the Convertible Notes (the "Required Holders") and upon certain events constituting a change in control of the Company. The Convertible Notes are required to be converted upon a qualifying initial public offering of at least $10,000,000 (the “IPO”), if any, in which case the conversion price is to be equal to 50% of the price to the public in such offering (but not more than $4.14 or less than $2.07 per share). A Convertible Note may also be converted in certain circumstances at the election of the holder of the Convertible Note in connection with a financing that is not an initial public offering, in which case the conversion price is to be equal to 50% of the price paid by the investors in such financing (but not more than $4.14 or less than $2.07 per share). In the event of an optional conversion by the holder of a Convertible Note during a continuing event of default, the conversion price would be $2.07; otherwise the optional conversion price would be $4.14. The conversion price under the Convertible Notes is further subject to adjustment in the event of stock splits, combinations or the like and upon certain other events, all as provided in the Convertible Notes.

The aggregate amount of accrued interest on the Convertible Notes was $207,945 and $0 as of December 31, 2013 and December 31, 2012, respectively. As of December 31, 2013, the principal and accrued interest on the Convertible Notes were convertible into 2,650,858 and 100,227 shares of the Company’s common stock, respectively, assuming a conversion price of $2.07 per share.

Accounting for the Senior Secured Convertible Notes

Pursuant to the terms of the Convertible Notes, the conversion price is subject to adjustment in the event of an IPO, other financing and upon certain other events. The embedded conversion feature was not clearly and closely related to the host instrument and was bifurcated from the host Convertible Notes as a derivative, principally because the instrument’s variable exercise price terms would not qualify as being indexed to the Company’s own common stock. Accordingly, this conversion feature instrument has been classified as a derivative liability in the accompanying balance sheet as of December 31, 2013.  Derivative liabilities are initially recorded at fair value and are then re-valued at each reporting date, with changes in fair value recognized in earnings during the reporting period.

The Company determined that the initial fair value of the embedded conversion option was $5,376,000.  From the gross proceeds upon the issuance of the Convertible Notes of $5,500,009, the Company deducted in full the fair value of the embedded conversion feature of $5,376,000 as a debt discount, as shown below. The debt discount is being amortized under the effective interest method over the term of the Convertible Notes.

Face value of the Convertible Notes	$5,500,009
Discount-fair value of embedded conversion feature	(5,376,000)
Proceeds attributable to the Convertible Notes	$124,009

The Company calculated the fair value of the embedded conversion feature of the Convertible Notes using a Monte Carlo simulation, with the observable assumptions as provided in the table below. The significant unobservable inputs used in the fair value measurement of the reporting entity’s embedded conversion feature are expected stock prices, levels of trading and liquidity of the Company stock. Significant increases in the expected stock prices and expected liquidity would result in a significantly higher fair value measurement.  Significant increases in either the probability or severity of default of the host instrument would result in a significantly lower fair value measurement.

	As of
	May 16, 2013	December 31, 2013
Stock price on valuation date	$1.68	$1.68
Conversion price	2.07	2.07
Term (years)	1.25	.26
Expected volatility	60%	60%
Dividend yield	0%	0%
Weighted average risk-free interest rate	0.79%	1.75%
Trials	20,000	20,000
Aggregate fair value	$5,376,000	$5,573,000

The amortization of debt discount related to the Convertible Notes was $705,289, $0 and $705,289, respectively, for the year ended December 31, 2013, for the period October 30, 2012 (inception) through December 31, 2012, and for the period October 30, 2012 (inception) through December 31, 2013. As of December 31, 2013, the debt discount will be amortized over a remaining period of 0.6 years. The derivative liability related to the embedded conversion feature is revalued at each reporting period.  During the year ended December 31, 2013, for the period October 30, 2012 (inception) through December 31, 2012 and for the period October 30, 2012 (inception) through December 31, 2013, the Company recorded an increase of $197,000, $0 and $197,000, respectively, in the fair value of the derivative liability for the conversion feature of the Convertible Notes, which was recorded as a change in the fair value of derivative liabilities within the statement of operations.

Placement Agent Agreement

On January 23, 2013, the Company entered into an agreement (the “Placement Agent Agreement”) with MDB Capital Group, Inc. (“MDB”), pursuant to which the Company appointed MDB to act as the Company’s placement agent in connection with the sale of the Company’s securities (“Offering or Offerings”). Specifically, MDB was the placement agent in connection with the sale of its Convertible Notes. The Placement Agent Agreement had an initial term of 180 days, and was renewed automatically upon the expiration of its initial term, after which it will continue in effect until it is terminated by either party with 60 days written notice to the other party.

In connection with the sale of the Convertible Notes, the Company paid MDB a cash fee of $538,393 and sold to MDB for $1,000 in cash, a warrant issued on May 16, 2013 (the “Financing Warrant”) to purchase shares of the Company’s common stock. The Financing Warrant was fully vested upon issuance, has a term of five years and may not be exercised until six months after the consummation of a qualifying firm commitment underwritten initial public offering. Pursuant to the terms of the Financing Warrant, the aggregate exercise price is fixed at $550,000, with the per share exercise price determined based upon 120% of the conversion price of the Convertible Notes upon the consummation of the IPO, or upon other events under which the Convertible Notes may convert. As of December 31, 2013, the Financing Warrant is exercisable into 220,905 shares of the Company’s common stock, respectively, assuming an exercise price of $2.49 per share (or 120% of the Convertible Notes conversion price of $2.07 per share)

In addition, in the event of a non-liquid exit transaction, as defined in the Financing Warrant agreement, the holder of the Financing Warrant may put the Financing Warrant back to the Company for a cash settlement at a fair value amount to be determined by appraisal and agreed to by both parties.

MDB shall have certain registration rights with respect to the common stock issued upon exercise of the Financing Warrant, including a one-time demand registration right with respect to such common stock.

Consulting Agreement

On January 23, 2013, the Company entered into a consulting agreement with MDB (the “Consulting Agreement”), pursuant to which MDB agreed to provide financial, strategic and intellectual property advisory services. The Consulting Agreement had an initial term of 180 days, and was renewed automatically upon the expiration of its initial term, after which it will continue in effect until it is terminated by either party with 30 days written notice to the other party.

As consideration for services provided under the Consulting Agreement prior to May 16, 2013, the Company sold to MDB for $1,500 in cash, a warrant (the “Consulting Warrant”) for the purchase of an aggregate of 278,228 shares of the Company’s common stock.

The Consulting Warrant was fully vested upon issuance, has a term of five years, an exercise price of $0.04 per share and may not be exercised until six months after the consummation of a qualifying firm commitment underwritten initial public offering. The Consulting Warrant may be exercised on a cashless basis. In addition, in the event of a non-liquid exit transaction, as defined in the Consulting Warrant, the holder of the Consulting Warrant may put the Consulting Warrant back to the Company for a cash settlement at a fair value amount to be determined by appraisal and agreed to by both parties.

MDB shall have certain registration rights with respect to the common stock issued upon exercise of the Consulting Warrant, including a one-time demand registration right with respect to such common stock.

Accounting for the Financing Warrant and the Consulting Warrant

The Company determined, based upon authoritative guidance, that both the Financing Warrant and the Consulting Warrant qualified as derivative instruments.  Accordingly, these instruments have been classified as derivative liabilities in the accompanying balance sheet as of December 31, 2013.  Derivative liabilities are initially recorded at fair value and are then re-valued at each reporting date, with changes in fair value recognized in earnings during the reporting period.

The Company calculated the fair value of the Financing Warrant and the Consulting Warrant using a Monte Carlo simulation, with the observable assumptions as provided in the table below.   The significant unobservable inputs used in the fair value measurement of the reporting entity’s Financing Warrant and the Consulting Warrant are expected stock prices, levels of trading and liquidity of the Company’s common stock. Significant increases in the expected stock prices and expected liquidity would result in a significantly higher fair value measurement.  Significant increases in either the probability or severity of default of the host instrument would result in a significantly lower fair value measurement.

Provided below are the principal assumptions used in the measurement of the fair values of the Financings Warrant and the Consulting Warrant as of May 16, 2013 and December 31, 2013.

	As of May 16, 2012		As of December 31, 2013
	Financing Warrant	Consulting Warrant	Financing Warrant	Consulting Warrant
Stock price on valuation date	$1.68	$1.68	$1.68	$1.68
Exercise price	$2.49	$0.04	$2.49	$0.04
Term (years)	5.00	5.00	4.38	4.38
Expected volatility	60%	60%	60%	60%
Dividend yield	0%	0%	0%	0%
Weighted average risk-free interest rate	0.79%	0.79%	1.75%	1.75%
Number of warrants	220,905	278,228	220,905	278,228
Number of trials	20,000	20,000	20,000	20,000
Aggregate fair value	$186,500	$537,500	$175,000	$529,000

The initial fair value of the Financing Warrant was $186,500 and was accounted for as derivative issuance expense and along with the other derivative issuance expenses (see below), was expensed upon the issuance of the Convertible Notes. The initial fair value of the Consulting Warrant was $537,500, and was expensed immediately as a consulting fee and was recorded within general and administrative expenses in the statement of operations for the year ended December 31, 2013. During the year ended of December 31, 2013, the Company recorded an aggregate decrease of $20,000 in the fair value of the derivative liability for the Financing Warrant and the Consulting Warrant, which was recorded as a change in the fair value of derivative liabilities within the statement of operations.

Derivative Issuance Expenses

Derivative issuance expenses incurred in connection with the Private Placement are shown below and were expensed upon the issuance of the Convertible Notes, as substantially all the value was attributable to the derivative instruments.

For the Year Ended December 31, 2013
Fair value of Financing Warrant	$186,500
Cash placement agent fee	538,393
Legal and other expenses	162,169
Total	$887,062

Patent Assignment

On May 16, 2013, the Company entered into a patent assignment and Security Agreement with the Investors, in order to grant a continuing security interest in the patents included as collateral pledged in connection with the Convertible Notes.